CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Increase (decrease) through effect of hyperinflation, equity	€ 454	€ 323	€ 398
Cash flow hedge reserve
Reclassification of gains/losses from other comprehensive income to inventories	€ (47)	€ 1	€ 25